Borrowings - Schedule of Annual Maturities (Details)	Jun. 30, 2026 USD ($)
Schedule of Annual Maturities [Abstract]
2027	$ 15,828
2028	16,376
2029	16,973
2030	17,577
2031	18,202
Thereafter	80,443
Total	$ 165,399